Other Expenses	12 Months Ended
Jun. 30, 2025
Other Expenses [Abstract]
Other expenses
17.	Other expenses

	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2024
	RM	RM	RM	USD
Loss on foreign exchange, net	-	-	478,904	113,797
Others	-	5	-	-
	-	5	478,904	113,797